Loans and financing (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current		R$ 1,126,629	R$ 634,614
Elimination of related parties			10,609
Short And Long Term Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Current		1,126,629	634,614		R$ 2,353,279
Noncurrent		10,858,262	11,265,416		7,623,687
Total debt		11,984,891	11,900,030		9,976,966
Unrealized gain and loss from ESN		(132,626)	(186,804)
Payments		(373,764)	(1,731,845)
Interest incurred		1,004,112	845,944
Interest paid		(912,651)	(704,409)
Exchange rate change		(701,966)	756,861
Amortization of costs and premium		88,477	50,147
Funding		R$ 1,113,279	R$ 2,893,170
Debentures VII [Member] | Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Maturity of the contract	[1]	10/2024	10/2024
Interest rate p.a.	[1]	18.76%	14.06%
Current	[1]	R$ 640,046	R$ 109,519		440,918
Noncurrent	[1]	431,973	1,055,249		146,170
Total debt	[1]	1,072,019	1,164,768		587,088
Unrealized gain and loss from ESN	[1]		(0)
Payments	[1]	(82,574)	(28,333)
Interest incurred	[1]	187,332	60,174
Interest paid	[1]	(211,713)	(36,048)
Exchange rate change	[1]	(0)	(0)
Amortization of costs and premium	[1]	R$ 14,206	7,315
Funding	[1]		R$ 574,572
Statement Table | Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Maturity of the contract	[2]	10/2025	10/2025
Interest rate p.a.	[2]	18.84%	15.47%
Current	[2]	R$ 76,710	R$ 48,239		239,615
Noncurrent	[2]	39,071	9,757		17,275
Total debt	[2]	115,781	57,996		256,890
Unrealized gain and loss from ESN	[2]		(0)
Payments	[2]	(51,383)	(237,588)
Interest incurred	[2]	10,447	17,964
Interest paid	[2]	(11,279)	(19,270)
Exchange rate change	[2]	(0)	(0)
Amortization of costs and premium	[2]	(0)	(0)
Funding	[2]	R$ 110,000	40,000
Financing With Exlm Bank [Member] | Foreign Currency Long-term Borrowings [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturity of the contract	[3]	10/2022
Interest rate p.a.	[3]	3.56%
Current	[3]		99,396
Noncurrent	[3]
Total debt	[3]		R$ 99,396
Payments	[3]	(91,231)
Interest incurred	[3]	1,415
Interest paid	[3]	(988)
Exchange rate change	[3]	(9,931)
Amortization of costs and premium	[3]	1,339
Funding	[3]
Import Financing [Member] | Foreign Currency Long-term Borrowings [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturity of the contract	[4]	03/2023	07/2022
Interest rate p.a.	[4]	11.59%	7.77%
Current	[4]	R$ 77,193	R$ 138,034		783,659
Noncurrent	[4]
Total debt	[4]	77,193	138,034		783,659
Payments	[4]	(51,889)	(699,899)
Interest incurred	[4]	8,780	27,701
Interest paid	[4]	(8,669)	(32,451)
Exchange rate change	[4]	R$ (9,063)	59,024
Amortization of costs and premium	[4]
E S N [Member] | Foreign Currency Long-term Borrowings [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturity of the contract	[5]	07/2024	07/2024	[6]
Interest rate p.a.	[5]	3.75%	3.75%	[6]
Current	[5]	R$ 38,114	R$ 40,764	[6]	37,960	[6]
Noncurrent	[5]	1,819,315	1,947,463	[6]	1,896,854	[6]
Total debt	[5]	1,857,429	1,988,227	[6]	1,934,814	[6]
Unrealized gain and loss from ESN	[5]	(132,626)	(186,804)	[6]
Payments	[5]			[6]
Interest incurred	[5]	207,028	200,401	[6]
Interest paid	[5]	(84,037)	(84,449)	[6]
Exchange rate change	[5]	(128,292)	123,690	[6]
Amortization of costs and premium	[5]	R$ 7,129	R$ 575	[6]
Spare Engine Facility [Member] | Foreign Currency Long-term Borrowings [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturity of the contract	[7]	09/2024	09/2024
Interest rate p.a.	[7]	6.00%	2.44%
Current	[7]	R$ 30,265	R$ 24,651		22,771
Noncurrent	[7]	93,963	125,106		197,009
Total debt	[7]	124,228	149,757		219,780
Payments	[7]	(17,321)	(86,020)
Interest incurred	[7]	4,848	5,447
Interest paid	[7]	(3,478)	(5,374)
Exchange rate change	[7]	(9,860)	15,642
Amortization of costs and premium	[7]	R$ 282	R$ 282
Percentage of exchange premium | Foreign Currency Long-term Borrowings [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturity of the contract	[8]	01/2025	01/2025
Interest rate p.a.	[8]	7.00%	7.00%
Current	[8]	R$ 98,919	R$ 105,797		98,521
Noncurrent	[8]	3,372,353	3,598,981		3,340,316
Total debt	[8]	3,471,272	3,704,778		3,438,837
Interest incurred	[8]	234,900	245,419
Interest paid	[8]	(239,917)	(241,093)
Exchange rate change	[8]	(237,683)	252,421
Amortization of costs and premium	[8]	R$ 9,194	9,194
Funding	[8]
Exchange rate | Foreign Currency Long-term Borrowings [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturity of the contract	[9]	06/2026	06/2026
Interest rate p.a.	[9]	8.00%	8.00%
Current	[9]	R$ (0)			1,848
Noncurrent	[9]	3,272,229	3,451,977		953,802
Total debt	[9]	3,272,229	3,451,977		955,650
Interest incurred	[9]	268,457	184,034
Interest paid	[9]	(271,848)	(184,906)
Exchange rate change	[9]	(232,429)	201,439
Amortization of costs and premium	[9]	56,072	28,114
Funding	[9]		R$ 2,267,646
Secured Amortizing Notes 2026 [Member] | Foreign Currency Long-term Borrowings [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturity of the contract	[10]	06/2026
Interest rate p.a.	[10]	4.76%
Current	[10]	R$ 121,111
Noncurrent	[10]	882,168
Total debt	[10]	1,003,279
Funding	[10]	R$ 1,003,279
Contractual amendment | Foreign Currency Long-term Borrowings [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturity of the contract	[11]	03/2028	03/2028
Interest rate p.a.	[11]	7.11%	4.11%
Current	[11]	R$ 27,682	R$ 50,471		32,566
Noncurrent	[11]	144,182	218,040		233,135
Total debt	[11]	171,864	268,511		265,701
Payments	[11]	(79,366)	(22,701)
Interest incurred	[11]	11,372	12,559
Interest paid	[11]	(10,944)	(7,584)
Exchange rate change	[11]	(17,964)	20,281
Amortization of costs and premium	[11]	255	R$ 255
Funding	[11]
Withholding income tax on salaries | Foreign Currency Long-term Borrowings [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Interest rate p.a.	[12]	8.75%	8.75%	[13]
Current	[12]	R$ 16,589	R$ 17,743	[13]	16,522	[13]
Noncurrent	[12]	803,008	858,843	[13]	789,168	[13]
Total debt	[12]	819,597	876,586	[13]	805,690	[13]
Payments	[12],[13]
Interest incurred	[12]	69,533	72,592	[13]
Interest paid	[12]	(69,778)	(72,585)	[13]
Exchange rate change	[12]	(56,744)	59,937	[13]
Amortization of costs and premium	[12]		(0)	[13]
Funding	[12]		R$ 10,952	[13]
Guaranteed Funding [Member] | Foreign Currency Long-term Borrowings [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturity of the contract	[14]		06/2021
Interest rate p.a.	[14]		9.50%
Current	[14]				484,113
Total debt	[14]				484,113
Payments	[14]		R$ (499,663)
Interest incurred	[14]		17,000
Interest paid	[14]		(17,745)
Exchange rate change	[14]		16,295
Amortization of costs and premium	[14]
Funding	[14]
Import Financing On January 24, 2019 [Member] | Foreign Currency Long-term Borrowings [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturity of the contract	[3]		12/2022
Interest rate p.a.	[3]		2.73%
Current	[3]		R$ 99,396		194,786
Noncurrent	[3]				49,958
Total debt	[3]		99,396		R$ 244,744
Payments	[3]		(157,641)
Interest incurred	[3]		2,653
Interest paid	[3]		(2,904)
Exchange rate change	[3]		8,132
Amortization of costs and premium	[3]		R$ 4,412

[1]	The debentures total R$1.2 billion, considering the following issues: (i) 7th issue: 88,750 bonds by the subsidiary GLA in October 2018, for the early full settlement of the 6th issue; and (ii) 8th issue: 610,217 bonds by the subsidiary GLA in October 2021 to refinance short-term debt. Both issues have an interest rate of CDI+4.5% p.a. The debentures have personal guarantees from the Company and a real guarantee provided by GLA as a fiduciary assignment of certain credit card receivables, preserving the rights to prepay the receivables of these guarantees.
[2]	Issuing transactions that have as purpose maintaining and managing the Company’s working capital.
[3]	Financing to carry out engine maintenance services with Ex-Im Bank guarantee, including 4 operations, 3 with maturities in 2021, duly liquidated, and 1 with maturity in 2022, fully settled in August 2022.
[4]	Credit lines with private banks used to finance the import of spare parts and aeronautical equipment. The interest rates negotiated are Libor 6m + 7.50% p.a.
[5]	Issuance of Exchangeable Senior Notes (“ESN”), by the subsidiary Gol Finance, in March, April and July 2019, totaling US$425 million due in 2024, with holders entitled to exchange them for the Company’s American Depositary Shares ("ADSs").
[6]	Exchangeable Senior Notes see Note 30.2.
[7]	Loan backed by the Company's own engines, with maturity in 2024.
[8]	Issuance of Senior Notes 2025 by the subsidiary Gol Finance in December 2017 and February 2018 to buyback Senior Notes and for overall purposes of the Company.
[9]	Issuance of Secured Senior Notes 2026 by the subsidiary Gol Finance in December 2020, May and September 2021, totaling US$650 million due in 2026.
[10]	Issuance of Secured Amortizing Notes by the subsidiary Gol Finance, in December 2022 in the total amount of US$196 million, with maturity in 2026, see explanatory note 1.9.
[11]	Loans with a guarantee totaling 5 engines, carried out in 2017 and 2020. The contracted rates vary between Libor 1m + 2.35% p.a. up to Libor 1m + 4.40% p.a.
[12]	Issuance of Perpetual Notes by the subsidiary Gol Finance in April 2006 to finance the aircraft’s acquisition.
[13]	On December 31, 2020, includes the removal of related parties, considering the securities issued by Gol Finance, held by GLA, totaling R$10,609. These securities were resold, so there is no elimination in the fiscal year ended December 31, 2021.
[14]	Backed financing raised by the subsidiary Gol Finance in August 2020, from Delta Airlines, backed through Smiles shares and other assets, fully settled in 2021.